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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Report to Shareholders.

ANNUAL REPORT

September 30, 2007

Madison Mosaic Tax-Free Trust

  Virginia Tax-Free Fund
  Tax-Free National Fund

(Madison Mosaic logo)

Madison Mosaic Funds
www.mosaicfunds.com

Contents

Management's Discussion of Fund Performance	1
Report of Independent Registered Public Accounting Firm	4
Portfolio of Investments
Virginia Tax-Free Fund	5
Tax-Free National Fund	7
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Fund Expenses	18
Management Information	19

Madison Mosaic Tax-Free Trust September 30, 2007

Management's Discussion of Fund Performance

(photo of Michael J. Peters)

The annual period ended September 30, 2007 saw positive returns for Mosaic Virginia Tax-Free Fund (hereafter referred to as "Virginia Fund") and Mosaic Tax-Free National Fund (hereafter referred to as "National Fund"). One-year total returns were 2.13% for Virginia and 2.14% for National. Rising short-term interest rates helped boost the funds' yield, as the 30-day SEC yield for Virginia rose across the period from 2.93% to 3.15% while National rose from 2.88% to 3.12%. Over the same period, the Lipper General Municipal Debt Index was up 2.14%. The Lipper Municipal Debt Virginia Index advanced 2.00% over the year.

Over the first half of the period covered by this report, lower-quality and longer-duration bonds outperformed. As a result, the funds in Tax-Free Trust trailed their benchmarks during this timeframe. This trend reversed in the second half of the period, when intermediate-term and higher-quality bonds were favored. Madison Mosaic's high-quality, intermediate-duration holdings showed particular strength in the fourth quarter of this annual period, when there was at first a general flight to quality in the wake of the subprime loan crisis, followed by a 50-basis point Federal Reserve rate cut. Therefore, both funds slightly outperformed their benchmarks for the full year-ended September 30, 2007.

Economic Overview

The U.S. economy continued to expand over the one-year period ended September 30, 2007, but as we concluded the period, mixed economic data, higher commodity prices and the subprime loan crisis dampened projections. For much of the period, interest rates were steady, as the Fed held its prime rate at 5.25% following its June 29, 2006 quarter-point increase. The main driver in the bond market over the later part of the period was the subprime loan issue, and a growing concern about the valuation and liquidity of bonds and derivatives which contained subprime exposure. This was, in general, a plus for municipal bonds, which were seen as a haven from the problems, and a particular plus for highly rated municipal bonds, which benefited from the general flight to quality.

As the financial markets roiled in August and into September, sparked by spreading problems with lower-quality loans and the subsequent collapse of a number of hedge funds, the Fed surprised the market with a half-point rate cut on September 18. This buoyed investor sentiment across the board, and preliminary indicators suggest that it was successful in returning needed liquidity to the markets.

Outlook

We see mixed signals in the economic outlook. For instance, we expect autos and housing to be a problem going forward, but these categories represent only about 9% of GDP. On the plus side, we see strength in other sectors and anticipate that business spending will increase in 2008. Corporations have ample cash on their balance sheets and earnings appear to be relatively strong. From a fundamental economic perspective, we believe the economy will hold up well going into 2008, and we're putting a relatively low probability on an imminent recession. We're particularly conscious of the employment situation, and as long as employment remains steady, the overall economy should continue to grow. The one potential concern is inflation, which we currently feel is contained. However, should inflation rear up, it would be a negative for all financial assets. In terms of monetary policy, we believe the Federal Reserve Board will remain data dependent. The half-percent cut in September was a surprise, but we believe it was a calculated one, intended to give a shot in the

Madison Mosaic Tax-Free Trust 1

Management's Discussion of Fund Performance September 30, 2007 (continued)

arm to the economy and inject needed liquidity in the markets. While it will take a bit longer to play out, early indications suggest that the effort has been successful.

VIRGINIA FUND

The Commonwealth of Virginia maintains an AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of 2.13% for the annual period and the 30-day SEC yield was 3.15% as of September 30, 2007. The duration of the portfolio was 6.06 years while the average credit quality was maintained at AA. Purchases during the period included Richmond Virginia Public Utility Authority revenue bonds. Virginia ranked 15th in the country in terms of issuance on a year-to-date basis.

INDUSTRY DIVERSIFICATION AS OF SEPTEMBER 30, 2007 FOR MADISON MOSAIC VIRGINIA FUND

Economic Development
8.2%
Other
1.3%
Education
12.1%
Water
& Waste
11.4%
General
Obligation
17.9%
Utilities
5.9%
Leasing &
Other Facilities
10.3%
Hospital
11.5%
Industrial
Development
11.0%
Housing
7.4%
Transportation
3.0%

2 Annual Report • September 30, 2007

Management's Discussion of Fund Performance September 30, 2007 (concluded)

NATIONAL FUND

The National Fund had a total return of 2.14% for the annual period and the 30-day SEC yield was 3.12% as of September 30, 2007. The duration of the portfolio was 5.85 years and 66% of the portfolio held Moody's top Aaa rating. Purchases made during the period included Missouri State Health and Education Authority for St. Francis Medical Center variable rate notes. The United States and its territories have issued $323.3 billion in muni bonds year-to-date through the end of September which represents approximately a 21% increase in volume over the same period last year.

STATE DIVERSIFICATION AS OF SEPTEMBER 30, 2007 FOR MADISON MOSAIC NATIONAL FUND

Other
2.2%
WA
3.4%
VA
1.2%
SC
1.9%
ND
1.9%
TX
5.9%
AZ
10.4%
FL
10.5%
KS
1.8%
IL
4.9%
PA
7.7%
NC
12.1%
MO
20.0%
MD
0.3%
MA
4.0%
MI
4.2%
MS
4.2%
NJ
3.4%

We appreciate your confidence in Madison Mosaic Funds(R) and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice-President

Madison Mosaic Tax-Free Trust 3

Madison Mosaic Tax-Free Trust September 30, 2007

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MOSAIC TAX-FREE TRUST

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Mosaic Tax-Free Trust (the "Trust"), including the Mosaic Virginia Tax-Free Fund and Mosaic Tax-Free National Fund (collectively, the "Funds"), as of September 30, 2007 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for the year ended September 30, 2003 was audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated November 11, 2003.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the Funds' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Trust as of September 30, 2007, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Grant Thornton LLP

(signature)

Chicago, Illinois
November 15, 2007

4 Annual Report • September 30, 2007

Madison Mosaic Tax-Free Trust September 30, 2007

Virginia Fund Portfolio of Investments

Credit Rating*			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 98.7% of net assets

		Economic Development: 8.2%
Aaa	AAA	James City County Economic Development Authority Revenue, 5%, 6/15/19	$1,050,000	$1,127,553
Aa2	AA	Newport News Economic Development Authority Revenue, 5% 7/1/25	745,000	780,417

		EDUCATION: 12.1%
Aa1	AA+	Fairfax County Economic Development Authority, Facilities Revenue, 5%, 4/1/21	1,000,000	1,053,610
nr	A	Roanoke County Industrial Development Authority (Hollins College), 5.25%, 3/15/23	900,000	922,617
Aaa	AAA	Virginia Polytech Institute & State University Revenue, 5%, 6/1/14	775,000	836,814

		GENERAL OBLIGATION: 17.9%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	218,022
Aaa#	AAA	Culpeper County, (Prerefunded 1/15/10 @ 101), 6%, 1/15/21	300,000	318,939
Aaa#	AAA	Loudoun County, (Prerefunded 5/1/12 @ 100), 5.25%, 5/1/13	620,000	663,344
Aaa	AAA	Loudoun County, 5%, 10/1/13	500,000	525,800
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,000,000	1,063,980
Aaa	AAA	Richmond, 5%, 7/15/23	750,000	785,955
Aa1	AA+	Virginia Beach, 5%, 3/1/12	540,000	572,146

		HOSPITAL: 11.5%
A1	NR	Augusta County Industrial Development Authority, Hospital Revenue, 5.25%, 9/1/20	1,000,000	1,073,810
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured), 5%, 10/1/10	250,000	259,923
Aaa	AAA	Hanover County Industrial Development Authority, Revenue, Bon Secours Health System (MBIA Insured), 6%, 8/15/10	200,000	212,728
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems) (MBIA Insured), 5.5%, 7/1/16	500,000	538,350
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	575,270

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 5

Virginia Fund • Portfolio of Investments • September 30, 2007 (concluded)

Credit Rating*			Principal Amount	Market Value
Moody's	S&P
		HOUSING: 7.4%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	430,721
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/1/33	1,250,000	1,298,150

		INDUSTRIAL DEVELOPMENT: 11.0%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,036,320
Aaa	AAA	Gloucester County Economic Development Authority, Lease Revenue (Courthouse Project) (MBIA Insured), 4.375%, 11/1/25	500,000	491,095
Aaa	AAA	Stafford County Industrial Development Authority Revenue, Municipal League Association, 4.5% 8/1/25	700,000	703,171
Aaa	AAA	Stafford County Industrial Development Authority Revenue, Municipal League Association, 5% 8/1/21	315,000	333,021

		LEASING AND OTHER FACILITIES: 10.3%
Aa1	AA+	Arlington County Industrial Development Authority Lease Revenue, 5%, 8/1/14	500,000	540,130
Aaa	nr	Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	786,915
Aaa	nr	Richmond Industrial Development Authority Government Facilities, 5%, 7/15/13	1,000,000	1,070,840

		TRANSPORTATION: 3.0%
Aaa	AAA	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/12	350,000	375,945
Aa2	AA	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	300,000	309,570

		UTILITIES: 5.9%
Aaa	AAA	Richmond Public Utility Revenue, 4.5%, 1/15/33	300,000	294,645
Aaa	AAA	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,082,590

		WATER & WASTE: 11.4%
Aaa	AAA	Frederick Regional Sewer System Revenue, (AMBAC), 5%, 10/1/15	570,000	620,052
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/13	700,000	763,280
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/15	150,000	165,945
Aaa	AAA	Upper Occoquan Sewer, Regional Sewer Revenue, (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,103,360

		TOTAL INVESTMENTS (Cost $22,476,164)		$22,935,028

		CASH AND RECEIVABLES LESS LIABILITIES: 1.3% of net assets		305,190

		NET ASSETS: 100%		$23,240,218

The Notes to Financial Statements are an integral part of these statements.

6 Annual Report • September 30, 2007

Madison Mosaic Tax-Free Trust September 30, 2007

National Fund Portfolio of Investments

Credit Rating*			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 97.8% of net assets

		ARIZONA: 10.4%
Aaa#	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	$100,000	$103,362
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	102,245
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	144,361
Aa1	AAA	Arizona Transportation Board, Highway Revenue Tolls, 5.25%, 7/1/20	215,000	230,542
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	245,000	257,505
Aaa	nr	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	267,875
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	281,703
Baa2	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	76,645
Aaa	AAA	Northern Arizona University, 5%, 9/1/23	150,000	157,177
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	254,975
Aaa#	AAA	Pima County Unified School District #10 (Amphitheater), (Prerefunded 7/01/09 @100) (FGIC Insured), 5.1%, 7/1/11	190,000	195,221
Aa2	AAA	Tempe Excise Tax Revenue, 5%, 7/1/20	225,000	238,154
Aa3#	AA	Tucson Recreational Facility Improvements (Prerefunded 7/01/09 @100), 5.25%, 7/1/19	250,000	257,413
Aa3#	AA	Tucson Recreational, (Prerefunded 7/1/09 @ 100), 5.25%. 7/1/18	100,000	102,965
Aaa#	AAA	University of Arizona Board of Regents (Prerefunded 12/01/09 @100) (FGIC Insured), 5.8%, 6/1/24	275,000	288,274

		FLORIDA: 10.5%
Aaa	AAA	Emerald Coast Utilities Authority Revenue Bond, (FGIC Insured), 5%, 1/1/25	1,010,000	1,043,825
Aaa	AAA	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10	1,100,000	1,169,806
Aaa	AAA	Peace River, Manasota Regional Water Supply Authority Revenue Bond (FSA Insured), 5%, 10/1/23	750,000	784,680

		ILLINOIS: 4.9%
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	364,182
Aaa	nr	Winnebago County, Public Safety Sales Tax Revenue (MBIA Insured), 5% 12/30/24	1,000,000	1,036,280

		KANSAS: 1.8%
Aa2	AAA	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	500,000	524,420

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 7

National Fund • Portfolio of Investments • September 30, 2007 (continued)

Credit Rating*			Principal Amount	Market Value
Moody's	S&P
		MARYLAND: 0.3%
Aaa#	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	80,000	89,930

		MASSACHUSETTS: 4.0%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,144,750

		MICHIGAN: 4.2%
Aaa	AAA	Charles Stewart Mott Community College, (MBIA Insured), 5%, 5/1/18	720,000	766,649
Aaa	AAA	Redford United School District, (AMBAC Insured), 5%, 5/1/22	410,000	443,612

		MISSISSIPPI: 4.2%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	609,175
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	601,685

		MISSOURI: 20.0%
nr	AAA	Camdenton Reorg School District Nor-III, Camden County Certificate Participation, (FSA Insured), 5%, 3/1/20	500,000	523,105
A1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	313,287
Aaa	AAA	Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	300,000	320,265
Aaa	nr	Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	139,760
Aa2	nr	Jefferson County School District, 6.7%, 3/1/11	200,000	210,672
Aa1	nr	Lees Summit, 4.7%, 4/1/21	325,000	332,738
Aaa	AAA	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	312,159
Aaa	AAA	Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 12/1/17	350,000	370,587
Aa1	AA+	Missouri State Board Public Buildings, 4.0%, 12/1/10	75,000	76,088
Aa1	AA+	Missouri State Board Public Buildings, 5.5% 10/15/13	300,000	330,489
Aa1	AA+	Missouri State Health & Educational Facilities Authority Revenue Bond, 5.0%, 11/1/09	500,000	515,195
Aaa	AAA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	263,217
nr	AA+	Normandy School District General Obligation, 5.4%, 3/1/18	325,000	327,441
Aa1	AA+	North Kansas City School District, 4.25%, 3/1/16	300,000	306,834
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	290,207
nr	AAA	St Louis County, Mortgage Revenue Bond (AMT), 5.65%, 2/1/20	500,000	539,165

The Notes to Financial Statements are an integral part of these statements.

8 Annual Report • September 30, 2007

National Fund • Portfolio of Investments • September 30, 2007 (continued)

Credit Rating*		MISSOURI (continued)	Principal Amount	Market Value
Moody's	S&P
A2	A	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	226,810
Aaa#	nr	St Louis Municipal Finance Corporation, Leasehold Revenue Bond (Prerefunded 2/15/10 @ $101) (AMBAC Insured), 5.75%, 2/15/17	300,000	317,811

		NEW JERSEY: 3.4%
Aaa#	AAA	New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16	850,000	977,101

		NORTH CAROLINA: 12.1%
Aaa	AAA	Lincolnton Enterprise Systems Revenue Bond, 5%, 5/1/17	800,000	856,688
Aaa	AAA	Macon County, 5%, 6/1/13	500,000	536,070
Baa1	nr	North Carolina Medical Care Community Revenue, 5.5%, 10/1/24	500,000	509,610
Aa2	AA+	Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	598,714
Aaa	AAA	University North Carolina Systems, (AMBAC Insured), 5.25%, 4/1/21	890,000	944,388

		NORTH DAKOTA: 1.9%
Baa2	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	552,225

		PENNSYLVANIA: 7.7%
Aaa	AAA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,146,240
Aaa	AAA	Pennsylvania Higher Educational Facilities Authority Revenue Bond, 5%, 4/1/20	1,000,000	1,061,060

		SOUTH CAROLINA: 1.9%
Aaa	AAA	Orangeburg County Government Action Authority, (MBIA Insured), 5%, 10/1/12	500,000	530,565

		TEXAS: 5.9%
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6%, 1/1/17	305,000	354,291
Aa3	AA	Mueller Local Government, Contract Revenue, 5%, 9/1/25	1,280,000	1,334,144

		VIRGINIA: 1.2%
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/15	150,000	165,945
Aaa	nr	Richmond Industrial Development Authority Government Facilities Revenue Bond, (AMBAC Insured), 5%, 7/15/16	150,000	162,976

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 9

National Fund • Portfolio of Investments • September 30, 2007 (concluded)

Credit Rating*			Principal Amount	Market Value
Moody's	S&P
		WASHINGTON: 3.4%
Aaa	AAA	Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24	605,000	643,708
Aaa	AAA	King County School District #415 Kent, (FSA Insured) 5.5%, 6/1/16	300,000	335,445

		TOTAL INVESTMENTS (Cost $27,197,863)		$27,962,411

		CASH AND RECEIVABLES LESS LIABILITIES: 2.2% of net assets		616,781

		NET ASSETS: 100%		$28,579,192

 Notes to Portfolios of Investments:

#                   Refunded or escrowed to maturity
AMBAC     American Municipal Bond Assurance Corporation
AMT           Subject to Alternative Minimum Tax
FGIC           Financial Guaranty Insurance Company
FHA             Federal Housing Administration
FSA              Federal Security Assistance
MBIA          Municipal Bond Investors Assurance Corporation
Moody's      Moody's Investors Service, Inc.
nr                  Not rated
S&P              Standard & Poor's Corporation
*                   Credit ratings are unaudited

The Notes to Financial Statements are an integral part of these statements.

10 Annual Report • September 30, 2007

Madison Mosaic Tax-Free Trust September 30, 2007

Statements of Assets and Liabilities

	Virginia Fund	National Fund
ASSETS
Investment securities, at value* (Note 1)	$22,935,028	$27,962,411
Cash	24,880	223,566
Receivables
Interest	293,609	414,133
Capital shares sold	300	42
Total assets	23,253,817	28,600,152

LIABILITIES
Payables
Dividends	4,799	12,475
Capital shares redeemed	800	485
Independent trustee fees	750	750
Auditor fees	6,500	6,500
Other expenses	750	750
Total liabilities	13,599	20,960

NET ASSETS	$23,240,218	$28,579,192

Net assets consists of:
Paid in capital	$22,716,196	$27,741,017
Accumulated net realized gains	65,158	73,627
Net unrealized appreciation on investments	458,864	764,548
Net assets	$23,240,218	$28,579,192

CAPITAL SHARES OUTSTANDING
An unlimited number of capital shares, without par value, are authorized (Note 6)	2,032,424	2,658,332
NET ASSET VALUE PER SHARE	$11.43	$10.75
* INVESTMENT SECURITIES, AT COST	$22,476,164	$27,197,863

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 11

Madison Mosaic Tax-Free Trust

Statements of Operations

For the year ended September 30, 2007

	Virginia Fund	National Fund
INVESTMENT INCOME (Note 1)
Interest income	$1,105,591	$1,339,210

EXPENSES (Notes 2, 3 and 7)
Investment advisory fees	157,218	183,089
Other expenses	90,559	115,460
Independent trustee fees	3,000	3,000
Auditor fees	7,000	7,000
Line of credit interest and fees	250	250
Total expenses	258,027	308,799

NET INVESTMENT INCOME	847,564	1,030,411

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	65,158	129,897
Change in net unrealized depreciation of investments	(396,126)	(550,342)

NET LOSS ON INVESTMENTS	(330,968)	(420,445)

TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$516,596	$609,966

The Notes to Financial Statements are an integral part of these statements.

12 Annual Report • September 30, 2007

Madison Mosaic Tax-Free Trust

Statements of Changes in Net Assets

	Virginia Fund		National Fund
	Year Ended September 30,		Year Ended September 30,
	2007	2006	2007	2006
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 847,564	$ 908,738	$ 1,030,411	$ 804,471
Net realized gain on investments	65,158	118,708	129,897	141,768
Change in net unrealized depreciation on investments	(396,126)	(246,497)	(550,342)	(121,761)
Total increase in net assets resulting from operations	516,596	780,949	609,966	824,478

DISTRIBUTION TO SHAREHOLDERS
rom net investment income	(847,564)	(908,738)	(1,030,411)	(804,471)
From net realized gains	(118,708)	(29,699)	(131,426)	(110,965)
Total distributions	(966,272)	(938,437)	(1,161,837)	(915,436)

CAPITAL SHARE TRANSACTIONS (Note 6)	(2,534,662)	(1,266,680)	(1,589,942)	9,235,720

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,984,338)	(1,424,168)	(2,141,813)	9,144,762

NET ASSETS
Beginning of year	$26,224,556	$27,648,724	$30,721,005	$21,576,243
End of year	$23,240,218	$26,224,556	$28,579,192	$30,721,005

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 13

Madison Mosaic Tax-Free Trust

 Financial Highlights

Selected data for a share outstanding for the year indicated.

VIRGINIA FUND

	Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$11.63	$11.69	$11.92	$12.06	$12.16
Investment operations:
Net investment income	0.39	0.39	0.38	0.41	0.45
Net realized and unrealized loss on investments	(0.15)	(0.05)	(0.15)	--	(0.05)
Total from investment operations	0.24	0.34	0.23	0.41	0.40
Less distribution from:
net investment income	(0.39)	(0.39)	(0.38)	(0.41)	(0.45)
net realized gains	(0.05)	(0.01)	(0.08)	(0.14)	(0.05)
Total distributions	(0.44)	(0.40)	(0.46)	(0.55)	(0.50)
Net asset value, end of year	$11.43	$11.63	$11.69	$11.92	$12.06
Total return (%)	2.13	2.98	1.94	3.46	3.35
Ratios and supplemental data
Net assets, end of year (in thousands)	$23,240	$26,225	$27,649	$28,157	$29,681
Ratio of expenses to average net assets (%)	1.03	1.02	1.02	1.02	1.01
Ratio of net investment income to average net assets (%)	3.37	3.33	3.22	3.41	3.72
Portfolio turnover (%)	12	21	12	16	31

  NATIONAL FUND

	Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$10.95	$11.11	$11.35	$11.45	$11.53
Investment operations:
Net investment income	0.38	0.38	0.37	0.38	0.38
Net realized and unrealized loss on investments	(0.15)	(0.10)	(0.24)	(0.10)	(0.08)
Total from investment operations	0.23	0.28	0.13	0.28	0.30
Less distribution from:
net investment income	(0.38)	(0.38)	(0.37)	(0.38)	(0.38)
net realized gains	(0.05)	(0.06)	--	--	--
Total distributions	(0.43)	(0.44)	(0.37)	(0.38)	(0.38)
Net asset value, end of year	$10.75	$10.95	$11.11	$11.35	$11.45
Total return (%)	2.14	2.56	1.19	2.47	2.72
Ratios and supplemental data
Net assets, end of year (in thousands)	$28,579	$30,721	$21,576	$22,526	$23,489
Ratio of expenses to average net assets (%)	1.05	1.06	1.07	1.07	1.07
Ratio of net investment income to average net assets (%)	3.52	3.45	3.31	3.31	3.37
Portfolio turnover (%)	17	34	9	28	21

The Notes to Financial Statements are an integral part of these statements.

14 Annual Report • September 30, 2007

Madison Mosaic Tax-Free Trust

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Tax-Free Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains two separate funds, the Virginia Tax-Free Fund ("Virginia Fund") and the Tax-Free National Fund (the "National Fund") which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Virginia Fund invests solely in securities exempt from both federal and state income taxes. The National Fund invests in securities exempt from federal taxes. Both Funds invest in intermediate and long-term securities. Because the Trust is 100% no-load, the shares of each Fund are offered and redeemed at the net asset value per share.

Securities Valuation: The Funds value securities having maturities of 60 days or less at amortized cost, which approximates fair market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and Federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at calendar year-end. Additional distributions may be made if necessary. Distributions paid during the years ended September 30, 2007 and 2006 were identical for book purposes and tax purposes.

The tax character of distributions paid for the Virginia Fund was $118,708 long-term for the year ended September 30, 2007 and $29,699 long-term for the year ended September 30, 2006. The tax character of distributions paid for the National Fund was $131,426 long-term for the year ended September 30, 2007 and $110,965 long-term for the year ended September 30, 2006. There were no short-term capital gain distributions for either Fund for the years ended September 30, 2007 or 2006.

As of September 30, 2007 the components of distributable earnings on a tax basis were as follows:

Virginia Fund:

Accumulated net realized gains	$ 65,158
Net unrealized appreciation on investments	458,864
$524,022

 National Fund:

Accumulated net realized gains	$ 73,627
Net unrealized appreciation on investments	764,548
$838,175

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal Income Taxes.

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported

Madison Mosaic Tax-Free Trust 15

Notes to Financial Statements (continued)

amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (the "Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the Funds. The fees are accrued daily and are paid monthly.

3. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all necessary operational and support services for a fee based on a percentage of average net assets, other than the expenses of the Trust's Independent Trustees and auditor ("Independent Service Providers") which are paid directly based on cost and any costs associated with the Lines of Credit described in Note 7. For the year ended September 30, 2007, the services fee was based on the following percentage of average net assets: 0.36% for the Virginia Fund and 0.40% for the National Fund on assets less than $25 million and 0.36% for all assets greater than $25 million. The amount paid by each Fund directly for Independent Service Providers fees for the year ended was $10,000. The Funds use US Bancorp Fund Services LLC as their transfer agent and US Bank as their custodian. The transfer agent and custodian fees are paid by the Advisor and allocated to the Funds pursuant to a services agreement and are included in other expenses.

4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of September 30, 2007:

	Virginia Fund	National Fund
Aggregate Cost	$22,476,164	$27,197,863
Gross unrealized appreciation	517,206	874,410
Gross unrealized depreciation	(58,342)	(109,862)
Net unrealized appreciation	$ 458,864	$ 764,548

 5. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 2007, were as follows:

	Purchases	Sales
Virginia Fund	$3,021,147	$5,553,385
National Fund	$4,873,193	$6,492,528

6. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	Year Ended September 30,
Virginia Fund	2007	2006
In Dollars
Shares sold	$ 916,537	$ 2,522,906
Shares issued in reinvestment of dividends	900,391	868,044
Total shares issued	1,816,928	3,390,950
Shares redeemed	(4,351,590)	(4,657,630)
Net decrease	$(2,534,662)	$(1,266,680)

In Shares
Shares sold	79,845	216,999
Shares issued in reinvestment of dividends	78,293	75,204
Total shares issued	158,138	292,203
Shares redeemed	(380,598)	(402,719)
Net decrease	(222,460)	(110,516)

	Year Ended September 30,
National Fund	2007	2006
In Dollars
Shares sold	$ 1,767,944	$ 943,806
Additional shares issued in connection with Tax-Free Missouri merger	--	6,479,539
Additional shares issued in connection with Tax-Free Arizona merger	--	4,584,854
Shares issued in reinvestment of dividends	983,612	818,096
Total shares issued	2,751,556	12,826,295
Shares redeemed	(4,341,498)	(3,590,575)
Net increase (decrease)	$(1,589,942)	$ 9,235,720

16 Annual Report • September 30, 2007

Notes to Financial Statements (continued)

	Year Ended September 30,
National Fund (continued)	2007	2006
In Shares
Shares sold	163,241	86,205
Additional shares issued in connection with Tax-Free Missouri merger	--	604,480
Additional shares issued in connection with Tax-Free Arizona merger	--	425,682
Shares issued in reinvestment of dividends	90,894	74,985
Total shares issued	254,135	1,191,352
Shares redeemed	(400,667)	(329,078)
Net increase (decrease)	(146,532)	862,274

7. Lines of Credit. The Virginia Fund has a $7.5 million and the National Fund has an $8 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 0.5% (effective rate of 7.25% at September 30, 2007). The lines of credit contain loan covenants with respect to certain financial ratios and operating matters. Both Funds were in compliance with these covenants as of September 30, 2007 and 2006. During the year ended September 30, 2007, neither Fund borrowed on their lines of credit.

8. New Accounting Pronouncement. In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

On September 15, 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 addresses how companies should measure fair value when specified assets and liabilities are measured at fair value for either recognition or disclosure purposes under generally accepted accounting principles (GAAP). FAS 157 is intended to make the measurement of fair value more consistent and comparable and improve disclosures about those measures. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Funds.

9. Discussion of Business Combinations. Effective June 22, 2006, the Mosaic Tax-Free Missouri Fund (the "Missouri Fund") series of the Trust merged into the National Fund series of the Trust as a tax-free reorganization pursuant to Internal Revenue Code Section 368(a)(1)(C). As of the date of the merger, shareholders of Missouri Fund received approximately 0.982844 shares of beneficial interest of the National Fund for each share they held of the Missouri Fund. A total of 615,031 shares of the Missouri Fund were outstanding as of the date of the reorganization, resulting in the issuance of 604,480 shares of beneficial interest. The Missouri Fund's net assets on June 22, 2006 of $6,479,539 (including $230,251 of net unrealized appreciation and $23,153 of accumulated net realized losses) were combined with those of the National Fund. The Missouri Fund had net investment income of $187,785 which was distributed to its shareholders immediately prior to the reorganization.

Effective July 20, 2006, the Mosaic Tax-Free Arizona Fund (the "Arizona Fund") series of the Trust merged into the National Fund series of the Trust as a tax-free reorganization pursuant to Internal Revenue Code Section 368(a)(1)(C). As of the date of the merger, shareholders of Arizona Fund received approximately 0.943309 shares of beneficial interest of the National Fund for each share they held of the Arizona Fund. A total of 451,265 shares of the Arizona Fund were outstanding as of the date of the reorganization, resulting in the issuance of 425,682 shares of beneficial interest. The Arizona

Madison Mosaic Tax-Free Trust 17

Notes to Financial Statements (concluded)

Fund's net assets on July 20, 2006 of $4,584,854 (including $96,090 of net unrealized appreciation and $0 of accumulated net realized gains or losses) were combined with those of the National Fund. The Arizona Fund had net investment income of $150,869 which was distributed to its shareholders immediately prior to the reorganization.

Fund Expenses.

Example: This Example is intended to help you understand your costs (in dollars) of investing in a Fund and to compare these costs with the costs of investing in other mutual funds. See footnotes 2 and 3 above for an explanation of the types of costs charged by the funds. This Example is based on an investment of $1,000 invested on April 1, 2007 and held for the six-months ended September 30, 2007.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3]
Virginia Fund	0.91%	$1,000.00	$1,009.11	1.03%	$5.14
National Fund	0.93%	$1,000.00	$1,009.30	1.05%	$5.28
[1]For the six months ended September 30, 2007.
[2]Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.
[3]Expenses are equal to the respective Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

 Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not any fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in a Mosaic Tax-Free Trust Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Mosaic Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[2]
Virginia Fund	5.00%	$1,000.00	$1,025.33	1.03%	$5.21
National Fund	5.00%	$1,000.00	$1,025.33	1.05%	$5.35
[1]For the six months ended September 30, 2007.
[2]Expenses are equal to the respective Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

18 Annual Report • September 30, 2007

Madison Mosaic Tax-Free Trust

Management Information

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held
Philip E. Blake 550 Science Drive Madison, WI 53711 Born 1944	Trustee	Indefinite Term since May 2001	Retired investor; formerly Vice President - Publishing, Lee Enterprises, Inc.	All 12 Madison Mosaic Funds	Madison Newspapers, Inc. of Madison, WI; Trustee of the Madison Claymore Covered Call Fund and Madison Strategic Sector Premium Fund; Nerites Corp.
James R. Imhoff, Jr. 550 Science Drive Madison, WI 53711 Born 1944	Trustee	Indefinite Term since July 1996	Chairman and CEO of First Weber Group, Inc. (real estate brokers) of Madison, WI.	All 12 Madison Mosaic Funds	Trustee of the Madison Claymore Covered Call Fund and Madison Strategic Sector Premium Fund; Park Bank, FSB
Lorence D. Wheeler 550 Science Drive Madison, WI 53711 Born 1938	Trustee	Indefinite Term since July 1996	Retired investor; formerly Pension Specialist for CUNA Mutual Group (insurance) and President of Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide).	All 12 Madison Mosaic Funds	Trustee of the Madison Claymore Covered Call Fund and Madison Strategic Sector Premium Fund; Grand Mountain Bank, FSB

 Interested Trustees*

Frank E. Burgess 550 Science Drive Madison, WI 53711 Born 1942	Trustee and Vice President	Indefinite Terms since July 1996	Founder, President and Director of Madison Investment Advisors, Inc.	All 12 Madison Mosaic Funds	Trustee of the Madison Claymore Covered Call Fund and Madison Strategic Sector Premium Fund; Capitol Bank, FSB; Santa Barbara Community Bancorp, Inc.
Katherine L. Frank 550 Science Drive Madison, WI 53711 Born 1960	Trustee and President	Indefinite Terms President since July 1996, Trustee since May 2001	Principal and Vice President of Madison Investment Advisors, Inc. and President of Madison Mosaic, LLC	President of all 12 Madison Mosaic Funds, Trustee of all Madison Mosaic Funds except Madison Mosaic Equity Trust	Trustee of Madison Strategic Sector Premium Fund

Madison Mosaic Tax-Free Trust 19

Management Information (continued)

Officers*

Jay R. Sekelsky 550 Science Drive Madison, WI 53711 Born 1959	Vice President	Indefinite Term since July 1996	Principal and Vice President of Madison Investment Advisors, Inc. and Vice President of Madison Mosaic, LLC	All 12 Madison Mosaic Funds	None
Christopher Berberet 550 Science Drive Madison, WI 53711 Born 1959	Vice President	Indefinite Term since July 1996	Principal and Vice President of Madison Investment Advisors, Inc. and Vice President of Madison Mosaic, LLC	All 12 Madison Mosaic Funds	None
W. Richard Mason 8777 N. Gainey Center Drive, #220 Scottsdale, AZ 85258 Born 1960	Secretary, General Counsel and Chief Compliance Officer	Indefinite Terms since November 1992	Principal of Mosaic Funds Distributor, LLC; General Counsel for Madison Investment Advisors, Madison Scottsdale, LC and Madison Mosaic, LLC	All 12 Madison Mosaic Funds	None
Greg Hoppe 550 Science Drive Madison, WI 53711 Born 1969	Chief Financial Officer	Indefinite Term since August 1999	Vice President of Madison Mosaic, LLC.	All 12 Madison Mosaic Funds	None

 *All interested Trustees and Officers of the Trust are employees and/or owners of Madison Investment Advisors, Inc. Since Madison Investment Advisors, Inc. serves as the investment advisor to the Trust, each of these individuals is considered an "interested person" of the Trust as the term is defined in the Investment Company Act of 1940.

The Statement of Additional Information contains more information about the Trustees and is available upon request. To request a free copy, call Mosaic Funds at 1-800-368-3195.

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

20 Annual Report • September 30, 2007

Management Information (concluded)

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust's portfolios. These policies are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust's proxy voting policies may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website. The Trust's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address:  publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC  20549-0102. Finally, you may call us at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Madison Mosaic Tax-Free Trust  21

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Foresight Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Intermediate Income Fund
Institutional Bond Fund
Corporate Income Shares

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Madison Mosaic Funds(R)
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3600

550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-3486

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party. The code was first adopted during the fiscal year ended September 30, 2003.

(c) The code has not been amended since it was initially adopted.

(d) The Trust granted no waivers from the code during the period covered by this report.

(f) Any person may obtain a complete copy of the code without charge by calling Madison Mosaic Funds at 800-368-3195 and requesting a copy of the Madison Mosaic Funds Sarbanes Oxley Code of Ethics.

Item 3. Audit Committee Financial Expert.

In July 2007, Philip E. Blake, an “independent” Trustee and a member of the Trust’s audit committee, was elected to serve as the Trust’s audit committee financial expert among the three Mosaic independent Trustees who so qualify to serve in that capacity.  He succeeded James Imhoff, Jr. who served in that capacity from August 2006 through July 2007.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.  Note that fees are accrued pursuant to the Services Agreement, but are paid directly to the accountants.  Total audit fees paid (or to be paid) to the registrant's principal accountant for the fiscal years ended September 30, 2007 and 2006, respectively, out of the Services Agreement fees collected from all Madison Mosaic Funds were $86,500 ($111,500 including the Madison Strategic Sector Premium Fund, an affiliated closed-end fund ("MSP")) and $82,000 ($106,500 including MSP).  Of these amounts, approximately $14,000 and $14,000, respectively, was or will be attributable to the registrant and the remainder was or will be attributable to audit services provided to other Madison Mosaic Funds registrants.

(b) Audit-Related Fees.  Not applicable.

(c) Tax-Fees.  Not applicable.

(d) All Other Fees. Not applicable.

(e) (1) Before any accountant is engaged by the registrant to render audit or non-audit services, the engagement must be approved by the audit committee as contemplated by paragraph (c)(7)(i)(A) of Rule 2-01of Regulation S-X.

     (2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings.  There have been no changes to the Trust's procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2 (no change from the previously filed Code).

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: October 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: October 31, 2007

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: October 31, 2007